Income Taxes-Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Income Tax Disclosure [Abstract]
Foreign tax credit carryforwards	$ 120,793	$ 176,222
State net operating loss carryforwards	13,014	15,587
Foreign net operating loss carryforwards	87,062	95,542
Employee compensation and benefit plans	272,970	240,198
Advance royalties	99,649	55,581
Restructuring and related charges	49,654	21,474
Sales returns and allowances	33,078	31,706
Inventory	14,533	16,469
Property, plant and equipment	14,966	21,426
Unrealized gains or losses on investments	0	7,971
Other	45,155	51,645
Total gross deferred tax assets	750,874	733,821
Less: Valuation allowance	(89,814)	(96,026)
Deferred tax assets, net of valuation allowance	661,060	637,795
Unrealized gains or losses on investments	(196)	0
Unremitted earnings of certain foreign subsidiaries	0	(3,690)
Total deferred tax liabilities	(196)	(3,690)
Total net deferred tax assets	660,864	634,105	729,140
Current
Net deferred tax assets	186,791	196,581
Valuation allowance	(12,475)	(9,503)
Total current net deferred tax assets	174,316	187,078
Long-term
Net deferred tax assets	563,887	533,550
Valuation allowance	(77,339)	(86,523)
Total long-term net deferred tax assets	$ 486,548	$ 447,027